Description of the Plan (Details) - EBP 002	1 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period		31 days
Pretax, maximum annual compensation to total compensation, percentage		25.00%
Participant compensation matched, percentage		4.00%
Matching percentage		50.00%
Employer profit sharing contribution, percentage		2.00%
Automatic deferral rate, annual increase		1.00%
Vesting percentage		100.00%
Vesting period		3 years
Minimum borrowing, amount		$ 1,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Basis spread on variable rate		1.00%
General loan, borrowing term		5 years
Home loan, borrowing term		10 years
Allowance for credit losses		$ 0	$ 0
Cash-out limit for lump sum payment		$ 1,000
Retirement age | year		59.5
Plan participation requirement period		5 years
Forfeited nonvested account, decrease from employer contribution		$ 50,002	10,165
Forfeited nonvested account		$ 37	$ 47,229
Subsequent Event
EBP, Description of Plan [Line Items]
Cash-out limit for lump sum payment	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		3.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		5.00%